ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2017
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES	7. ACCRUED LIABILITIES
All amounts in USD '000	September 30, 2017	December 31, 2016
Accrued Interest	3,246	1,437
Accrued Expenses	10,335	6,211
Deferred Revenue	2,290	-
Total	15,871	7,648